Share Capital and Other Reserves - Schedule of Activity Related to the Warrants (Details) - Warrants [member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Activity Related to the Warrants [Line Items]
Shares, Outstanding balance beginning	24,850	21,035	10,535
Weighted Average Exercise Price, Outstanding beginning balance beginning	$ 33.04	$ 29.97	$ 10
Shares, Granted		3,815	10,500
Weighted Average Exercise Price, Granted		$ 50	$ 50
Granted during six months ended June 30, 2025:
Shares, Exercisable	29,756
Weighted Average Exercise Price, Exercisable	$ 33.14
Weighted Average Remaining Contractual Life in Years, Exercisable	3 years 3 months 18 days
Aggregate Intrinsic Value, Exercisable	$ 0
Shares, Outstanding balance ending	29,756	24,850	21,035
Weighted Average Exercise Price, Outstanding ending	$ 33.14	$ 33.04	$ 29.97
Weighted Average Remaining Contractual Life in Years, Outstanding ending balance		3 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding ending balance		$ 0
Series A Preferred Stock Offering [Member]
Schedule of Activity Related to the Warrants [Line Items]
Shares, Granted	1,305
Weighted Average Exercise Price, Granted	$ 50
Series B Preferred Stock Offering – Units [Member]
Schedule of Activity Related to the Warrants [Line Items]
Shares, Granted	3,311
Weighted Average Exercise Price, Granted	$ 13.5
Series B Preferred Stock Offering - Other [Member]
Schedule of Activity Related to the Warrants [Line Items]
Shares, Granted	290
Weighted Average Exercise Price, Granted	$ 54